Report Of The Directors Financial Review Risk Report - Sources of funding and uses (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		$ 3,038,677	$ 2,949,286
Funding uses		3,038,677	2,949,286
Total assets	[1]	3,038,677	2,949,286	$ 2,953,792
– total liabilities	[1]	2,846,067	2,764,089	$ 2,757,474
Discontinued operations
Schedule of Funding Sources And Funding Uses [Line Items]
Total assets		115,836	118,055
– total liabilities		108,406	114,597
Retail banking operations in France | Discontinued operations
Schedule of Funding Sources And Funding Uses [Line Items]
Total assets		27,675	25,222
– total liabilities		26,257	27,363
Banking business in Canada | Discontinued operations
Schedule of Funding Sources And Funding Uses [Line Items]
Total assets		87,905	90,127
– total liabilities		81,503	84,828
Loans and advances to customers at amortised cost
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		938,535	923,561
Loans and advances to banks at amortised cost
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		112,902	104,475
– reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		252,217	253,754
Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		89,911	82,984
Assets held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		114,134	115,919
Trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		289,159	218,093
Trading assets | – reverse repos
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		16,575	14,798
Trading assets | – stock borrowing
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		14,609	10,706
Trading assets | – other trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		257,975	192,589
Financial investments
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		442,763	364,726
Cash and bank balances at central banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		285,868	327,002
Other balance sheet assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses		513,188	558,772
Customer accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		1,611,647	1,570,303
Deposits by banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		73,163	66,722
Repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		172,100	127,747
Debt securities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		93,917	78,149
Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		85,255	88,476
Liabilities of disposal groups held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		108,406	114,597
Subordinated liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		24,954	22,290
Financial liabilities designated at fair value
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		141,426	127,321
Insurance contract liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		120,851	108,816
Trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		73,150	72,353
Trading liabilities | Reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		12,198	16,254
Trading liabilities | – stock lending
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		3,322	3,541
Trading liabilities | – other trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		57,630	52,558
Total equity
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		192,610	185,197
Other balance sheet liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount		$ 341,198	$ 387,315

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.